SUBSEQUENT EVENTS (Details Narrative) ¥ in Millions	1 Months Ended			12 Months Ended
	Mar. 29, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 JPY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 JPY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 JPY (¥)	Nov. 30, 2021 USD ($)	Mar. 29, 2024 JPY (¥)
Subsequent Event [Line Items]
Property, Plant and Equipment, Net				$ 11,039,774		$ 10,002,143
Dividends cash				2,260,000	¥ 294	1,760,000	¥ 200
Building [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Net				$ 6,270,000		$ 6,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 56,000,000.00								¥ 8,281
Early Repayment of Subordinated Debt	$ 4,000,000.00
Dividends cash		$ 1,990,000	¥ 294